Stockholders' Deficit (Tables) - Hippo Enterprises Inc And Subsidiaries [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of reserved shares of common stock for future issuance
The Company had reserved shares of common stock for future issuance as follows:

	June 30, 2021	December 31, 2020
Convertible preferred stock	43,985,178	43,985,178
Warrants to purchase preferred stock	2,494,116	2,494,116
Warrants to purchase common stock	9,476,102	9,476,102
Common stock options outstanding	9,449,400	10,382,771
Shares available for future grant of equity awards	2,617,273	2,627,921

Total	68,022,069	68,966,088

The Company had reserved shares of common stock for future issuance as follows:

	As of December 31,
	2020	2019
Convertible preferred stock	43,985,178	36,035,688
Warrants to purchase preferred stock	2,494,116	2,494,116
Warrants to purchase common stock	9,476,102	9,476,102
Common stock options outstanding	10,382,771	8,003,108
Shares available for future grant of equity awards	2,627,921	2,324,117

Total	68,966,088	58,333,131

Schedule of stock warrants were outstanding	The following common stock warrants were outstanding as of June 30, 2021:

Issue Date	Exercise Price Per Share	Number of Warrants	Expiration Date	Outstanding as of June 30, 2021
December 11, 2017	$0.01	4,738,051	December 31, 2022	4,738,051
February 19, 2018	$0.01	4,738,051	August 19, 2022	4,738,051

The following common stock warrants were outstanding as of December 31, 2020:

Issue Date	Exercise Price Per Share	Number of Warrants	Expiration Date	Outstanding as of December 31, 2020
December 11, 2017	$0.01	4,738,051	December 31, 2022	4,738,051
February 19, 2018	$0.01	4,738,051	August 19, 2022	4,738,051

Schedule of option activity under the Plan
The following table summarizes option activity under the plan:

	Options Outstanding		Weighted-Average Remaining	Aggregate Intrinsic
	Number of Shares	Weighted Average Exercise Price	Contract Term (In Years)	Value (In Millions)

Outstanding as of January 1, 2021	10,382,771	$4.88	8.90	$108.9
Granted	569,350	25.44
Exercised	(846,674)	2.56
Forfeited	(649,324)	6.67
Expired	(6,723)	3.95

Outstanding as of June 30, 2021	9,449,400	$6.20	8.55	$547.0

Vested and exercisable as of June 30, 2021	1,555,878	$4.27	8.01	$93.0

The following table summarizes option activity under the Plan:

	Options Outstanding		Weighted-Average Remaining Contract Term (In Years)	Aggregate Intrinsic Value (In millions)
	Number of Shares	Weighted Average Exercise Price
Outstanding as of January 1, 2020	8,003,108	$3.11	9.18	$20.0
Granted	4,792,500	6.94
Exercised	(1,179,870)	2.36
Forfeited	(1,181,120)	3.91
Expired	(51,847)	1.40

Outstanding as of December 31, 2020	10,382,771	$4.88	8.90	$108.9

Vested and exercisable as of December 31, 2020	1,425,549	$3.21	8.08	$17.3

Schedule of granted stock options was estimated as of the date of grant using the Black-Scholes-Merton option-pricing model
The fair value of granted stock options was estimated as of the date of grant using the Black-Scholes-Merton option-pricing model, based on the following inputs:

	June 30, 2021	December 31, 2020
Expected term (in years)	5.8 - 6.1	5.6 - 6.1
Expected volatility	29.7% - 30.1%	22.6% - 29.9%
Risk-free interest rate	0.6% - 1.0%	0.3% - 1.6%
Expected dividend yield	—%	—%

The fair value of granted stock options was estimated as of the date of grant using the Black-Scholes-Merton option-pricing model, based on the following inputs:

	As of December 31,
	2020	2019
Expected term (in years)	5.63 - 6.12	6.02
Expected volatility	22.6% - 29.9%	22.7%
Risk-free interest rate	0.3% - 1.6%	2.2%
Expected dividend yield	— %	—%

Schedule of share-based compensation expense
Total share-based compensation expense, classified in the accompanying consolidated statements of operations and comprehensive loss was as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

Losses and loss adjustment expenses	$0.1	$—	$0.1	$—
Insurance related expenses	—	—	0.1	0.1
Technology and development	0.5	0.2	1.0	0.4
Sales and marketing	1.2	0.2	2.1	0.4
General and administrative	1.0	0.5	2.0	0.9

Total share-based compensation expense	$2.8	$0.9	$5.3	$1.8

Total share-based compensation expense, classified in the accompanying consolidated statements of operations and comprehensive loss was as follows (in millions):

	Year ended December 31,
	2020	2019
Losses and Loss Adjustment Expenses	$0.1	$—
Insurance related expenses	0.2	0.2
Technology and development	2.4	1.7
Sales and marketing	2.1	0.6
General and administrative	12.4	19.1

Total share-based compensation expense	$17.2	$21.6